SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Net operating losses	$ 1,521,425	$ 1,223,699
Assets impairment reserve	477,723	471,634
Depreciation and others	(45,760)	56,642
Valuation allowance	(1,522,787)	(1,146,317)
Deferred tax assets, net	$ 430,601	$ 605,658